Accounts Receivable - Allowance for Doubtful Accounts (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ 4,337	$ 4,961	$ 4,810
Charged to costs and expenses	31	174	424
Deductions	(26)	(798)	(273)
Allowance for doubtful accounts, beginning balance	$ 4,342	$ 4,337	$ 4,961